Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 27,544	$ 27,615	[1]	$ 29,233
As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		25,638
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,515
Property, plant and equipment owned [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		25,638
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,029
Property, plant and equipment leased (right-of-use assets) [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 1,977

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.